Note 1-Description of Business and Basis of Presentation: Basis of Presentation (Policies)	9 Months Ended
Sep. 30, 2014
Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited interim financial statements of Pazoo, Inc. (“we”, “our”, “Pazoo” or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with Pazoo’s audited 2013 annual financial statements and notes thereto filed on Form 10-K with the SEC. In the opinion of management, all adjustments, consisting of normal reoccurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods present have been reflected herein. The results of operation for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements, which would substantially duplicate the disclosure required in Pazoo’s fiscal 2013 financial statements have been omitted.